SCHEDULE OF ANTI-DILUTIVE EFFECT (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Net loss per share
Unvested common stock – restricted shares (Note 8)		62,706	1,640,505
Restricted stock options		709,992
Restricted stock units		2,486,403
Performance stock units		506,596
Sponsor earnout shares (Note 3)	[1]
Public warrants		4,864,133
Private placement warrants		5,566,667

[1]	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2024, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met